PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Line Items]
Land	$ 69	$ 60
Buildings and leasehold improvements	1,786	1,409
Machinery and equipment	960	749
Software	267	275
Total property, plant and equipment	3,082	2,493
Accumulated depreciation and amortization	(1,304)	(1,223)
Property, plant and equipment, net	1,778	1,270
Asset impairment charges	2	11	$ 0
Depreciation expense	149	128	$ 120
Property, Plant and Equipment, Disposals	$ 78	$ 68